Mineral Properties, Plant and Equipment - Additional Information (Details) - USD ($)			12 Months Ended
	May 18, 2018	Jan. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Additions			$ 149,020,000	$ 148,102,000
Reversals of impairment			(27,789,000)	61,554,000
Gains on sale of mineral properties, plant and equipment (Note 11)			7,973,000	191,000
Calcatreu project [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversals of impairment			0	$ 1,317,000
Other disposals of assets [member] | Minera Aquiline Argentina SA [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percent of shares of Minera Aquiline Argentina SA sold (percent)		100.00%
Consideration for held-for-sale assets sold		$ 15,000,000
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	$ 10,000,000	$ 5,000,000
Gains on sale of mineral properties, plant and equipment (Note 11)			8,000,000
Gain on disposals of property, plant and equipment, net of tax expense			$ 6,000,000